Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Line Items]
Other long-term investments	$ 34,362	$ 37,271
Cross currency swap | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	93,198
Foreign exchange forward | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	0
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	1,171
Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,473
Level 1
Fair Value of Financial Instruments [Line Items]
Other long-term investments	814,530
Total financial assets	814,530
Long-term debt	768,400	651,969
Convertible debentures	639	1,018
Total financial liabilities	769,039	652,987
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable	110,019	38,192
Derivative financial instruments, assets	970	183
Total financial assets	110,989	38,375
Long-term debt	2,588,373	2,610,742
Convertible debentures	0
Derivative financial instruments, liabilities	102,785	68,867
Total financial liabilities	2,704,861	2,694,733
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Level 2 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		31
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	93,198	57,412
Level 2 | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	869
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	101	74
Derivative financial instruments, liabilities	1,114	2,620
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,473	8,460
Level 2 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		344
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		15,124
Preferred shares, Series C	13,703
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable	0	0
Derivative financial instruments, assets	61,838	63,363
Total financial assets	61,838	63,363
Derivative financial instruments, liabilities	57	77
Total financial liabilities	57	77
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	61,838	63,363
Derivative financial instruments, liabilities	57	77
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		0
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Portion at Other than Fair Value Measurement [Member] | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		441
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable	103,696	33,378
Other long-term investments	814,530
Derivative financial instruments, assets	62,808	63,546
Total financial assets	981,034	96,924
Long-term debt	3,336,795	3,079,551
Convertible debentures	470	971
Derivative financial instruments, liabilities	102,842	68,944
Total financial liabilities	3,453,525	3,164,184
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	61,838	63,363
Derivative financial instruments, liabilities	57	77
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities		31
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	93,198	57,412
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	869
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	101	74
Derivative financial instruments, liabilities	1,114	2,620
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,473	8,460
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		344
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		14,718
Preferred shares, Series C	13,418
Fair value
Fair Value of Financial Instruments [Line Items]
Notes receivable	110,019	38,192
Other long-term investments	814,530
Derivative financial instruments, assets	62,808	63,546
Total financial assets	987,357	101,738
Long-term debt	3,356,773	3,262,711
Convertible debentures	639	1,018
Derivative financial instruments, liabilities	102,842	68,944
Total financial liabilities	3,473,957	3,347,797
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	61,838	63,363
Derivative financial instruments, liabilities	57	77
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets		109
Derivative financial instruments, liabilities		31
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	93,198	57,412
Fair value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	869
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	101	74
Derivative financial instruments, liabilities	1,114	2,620
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	8,473	8,460
Fair value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		344
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		$ 15,124
Preferred shares, Series C	$ 13,703